Operating leases - Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
Due within 1 year	$ 28,107
Due between 1 and 5 years	69,656
Thereafter	18,594
Total future minimum lease payments	116,357
Lease imputed interest	(8,840)
Operating lease liabilities	$ 107,517